RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS
15	RIGHT-OF-USE ASSETS

The Group leases several assets including office and residential property, ships and ship equipment which are disclosed as right-of-use assets.

	Office and residential property	Ships	Ship equipment	Total
	US$’000	US$’000	US$’000	US$’000
Cost:
Balance at 1 January 2019 from the recognition of right-of-use assets on initial application of IFRS 16	596	68,588	211	69,395
Additions	2,161	16,946	82	19,189
Cancellation of leases during the year	-	-	(22)	(22)
Reclassification to disposal group held for sale (Note 40)	(35)	-	-	(35)
Effect of foreign currency exchange differences	11	-	-	11
Balance at 31 December 2019	2,733	85,534	271	88,538

Accumulated depreciation:
Depreciation, representing balance at 31 December 2019	(601)	(30,307)	(142)	(31,050)

Impairment:
Impairment losses recognized in profit and loss, representing balance at 31 December 2019	-	(2,250)	-	(2,250)

Carrying amount:
As at 31 December 2019	2,132	52,977	129	55,238

Right-of-use assets are depreciated over the remaining period of the lease. The average lease term is between 1 and 4 years for property, between 1 and 5 years for ships, and between 1 and 3 years for ship equipment.

Depreciation expense of $30,449,000 for ships and ship equipment are recognised in cost of sales and the depreciation expense of $601,000 for property is recognised separately in administrative expenses.

The Group has options to purchase certain ships at set prices at certain dates within the contracts.

For the year ended 31 December 2019, the Group recognized expense of $63,113,000 for short term leases (i.e. a lease period of 12 months or less), US$73,000 for leases of low value assets and US$55,952,000 for variable lease payments in connection with pool arrangements not included in the measurement of the lease liability.

Corresponding lease liabilities are disclosed in Note 24.